Guarantee liabilities and risk assurance liabilities	12 Months Ended
Dec. 31, 2020
Guarantee Liabilities and Risk Assurance Liabilities [Abstract]
Guarantee liabilities and risk assurance liabilities
11. Guarantee liabilities and risk assurance liabilities
11.1 Guarantee liabilities
The movement of guarantee liabilities are as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of the year	302,604,578	263,465,921	40,377,919
Fair value of guarantee liabilities upon the inception of new loans	444,177,836	9,865,341	1,511,930
Performed guarantee	(1,423,270,618)	(283,899,625)	(43,509,521)
Change in fair value of guarantee liabilities	939,954,125	22,265,996	3,412,413

Balance at end of the year	263,465,921	11,697,633	1,792,741

As of December 31, 2019 and 2020, the maximum potential undiscounted future payment the Company would be required to make was RMB 2,223 million and RMB 221 million (US$ 34 million), respectively. The initial term of the guarantee is the same as the term of loans facilitated under the arrangements with the Funding Partners, which ranges from 1 month to 4 years, as of December 31, 2020. The remaining term of the guarantee ranges from 1 month to 2.5 years as of December 31, 2020.
11.2 Risk assurance liabilities
The movement of risk assurance liabilities are as follows:

As of December 31,
2019
RMB
Balance at beginning of the year	—
Fair value of risk assurance liabilities upon the inception of new loans	1,711,712,149
Payouts	(660,824,276)
Change in fair value of risk assurance liabilities	203,473,526

Balance at end of the year	1,254,361,399

	As of December 31, 2020
	Contingent	Non-contingent	Total
	RMB	RMB	RMB	US$
Balance at the beginning of the period	433,083,558	821,277,841	1,254,361,399	192,239,295
Adjustment due to the adoption of ASC 326	1,093,382,647	—	1,093,382,647	167,568,222
Fair value of risk assurance liabilities upon the inception of new loans	—	8,854,513	8,854,513	1,357,013
Expected credit loss upon the inception of new loans	8,784,102	—	8,784,102	1,346,223
Recognized as guarantee income	—	(826,197,593)	(826,197,593)	(126,620,321)
Payouts	(1,400,538,815)	—	(1,400,538,815)	(214,641,964)
Change in fair value of risk assurance liabilities	(118,944,564)	—	(118,944,564)	(18,229,052)

Balance at end of the year	15,766,928	3,934,761	19,701,689	3,019,416

As of December 31, 2019 and 2020, maximum potential undiscounted future payment that the Company would be required to make was RMB 11,916 million and RMB 53 million (US$8 million), respectively. The initial term of the risk assurance liability is the same as the term of loans facilitated under the arrangements with the Funding Partners, which ranges from 1 month to 18 months, as of December 31, 2020. The remaining term of the risk assurance liability ranges from 1month to 5 months as of December 31, 2020.